Stock-Based Compensation - Summary of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expected dividend yield	0.00%
Share-based Payment Arrangement [Member] | Employees And Non Employees [Member]
Expected term (in years)	5 years 11 months 8 days	5 years 11 months 23 days
Expected volatility	62.25%	59.68%
Risk-free interest rate	0.45%	2.23%
Expected dividend yield	0.00%	0.00%